Expense Example - (Fidelity Equity Dividend Income Fund) - Fidelity Equity Dividend Income Fund	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
USD ($)	56	176	307	689